Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation	A. Basis of presentation The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).
Use of estimates

  B. Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 2 – Significant Accounting Policies (Cont.)

Financial statement in U.S. dollars

  C. Financial statement in U.S. dollars

The functional currency of the Company and its subsidiaries is the U.S dollar (the “dollar”), because the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate and expect to continue operating in the foreseeable future. Transactions and balances denominated in dollars are presented in their original amounts. Non-dollar denominated transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830, “Foreign Currency Matters.” All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Principles of consolidation

  D. Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries: Galmed Research and Development Ltd., Galmed International Ltd., Galtopa Therapeutics Ltd and Galmed Therapeutics UK Limited. All intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents	E. Cash and cash equivalents Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with maturities of three months or less as of the date acquired.
Restricted Cash

  F. Restricted Cash

Cash that is held for a specific purpose and is not available for immediate or general business use due to external restrictions is classified in the Company’s consolidated balance sheets as restricted cash.

Short-term deposits

  G. Short-term deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term deposits are stated at cost which approximates fair market value. Interest rates on the Company’s short-term deposits were between 5.06%-6.63% during the year ended December 31, 2024.

Marketable debt securities

  H. Marketable debt securities

The Company invests most of its excess cash primarily in debt securities.

The Company accounts for its investments in investment grade debt securities in accordance with ASC 320 “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable debt securities are considered to be available for sale and are carried at fair value on the consolidated balance sheet. Unrealized gains and losses net of tax, if any, are reported in a separate component of stockholders’ equity in accumulated other comprehensive income (“OCI”). Gains and losses are recognized when realized, on a specific identification basis, in the Company’s consolidated statements of operations.

Following the adoption of ASC 326, current expected credit losses on the Company’s marketable grade debt securities are recorded, if expected, through an allowance for current expected credit losses. The amount of allowance for current expected credit losses is limited to the amount that the fair value is less than the amortized cost basis. Any remaining unrealized losses are included in accumulated other comprehensive loss in stockholders’ equity.

If the Company intends to sell the debt security (that is, it has decided to sell the security), or more likely than not will be required to sell the security before recovery of its amortized cost basis, any allowance for current expected credit losses is written off and the amortized cost basis shall be written down to the debt security’s fair value at the reporting date with any incremental impairment reported in earnings. Based on management’s assessment, the Company does not intend to sell its securities for less than amortized cost; therefore, an allowance for current expected credit losses has not been recorded as of December 31, 2024 and 2023.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 2 – Significant Accounting Policies (Cont.)

Concentrations of credit risk

  I. Concentrations of credit risk

Financial instruments which potentially subject the Company to credit risk consist primarily of cash, cash equivalents, marketable debt securities and short-term deposits. The Company hold these investments in highly-rated financial institutions, and, by policy, limit the amounts of credit exposure to any one financial institution. These amounts at times may exceed federally insured limits. The Company has not experienced any credit losses in such accounts and does not believe we are exposed to any significant credit risk on these funds. The Company has no off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts, or other hedging arrangements.

Property and equipment

  J. Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7–16
Computer software and electronic equipment	15–33
Leasehold improvements	Shorter of the remaining lease term or useful life

The Company recorded depreciation expenses in a total of approximately $0.08 million, $0.03 million and $0.06 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Severance pay

  K. Severance pay

The Company employees are included under section 14 of the Severance Compensation Act, 1963 (“Section 14”) in Israel for a portion of their salaries. According to Section 14, these employees are entitled to monthly deposits at a rate of 8.33% of their monthly salary, contributed on their behalf with insurance companies. Under the Severance Compensation Act, 1963, payments in accordance with Section 14 release the Company from any future severance payments to those employees. Therefore, the Company does not recognize a liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s consolidated balance sheets. The Company’s contributions to the defined contribution plans are charged to the consolidated statements of operations as and when the services are received from the Company’s employees.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 2 – Significant Accounting Policies (Cont.)

Fair value of financial instruments

  L. Fair value of financial instruments

The estimated fair value of financial instruments was determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term deposits, other accounts receivables, trade payables and other trade payables approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price representing the amount that would be received upon selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions used by market participants in pricing an asset or a liability.

A three-tier fair-value hierarchy was established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

●	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

●	Level 2 - Other inputs that are directly or indirectly observable in the marketplace; and

●	Level 3 - Unobservable inputs that are supported by little or no market activity

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The fair value of the Company’s assets measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

		December 31, 2024
	Level 1	Level 2	Level 3	Fair Value

Corporate bonds	$-	$2,367	$-	$2,367
Treasury bills	-	533	-	533
Mutual funds	4,283	-	-	4,283
Investment in associate	-	-	2,119	2,119
Total	4,283	2,900	2,119	9,302

		December 31, 2023
	Level 1	Level 2	Level 3	Fair Value

Corporate bonds	$-	$1,969	$-	$1,969
Treasury bills	-	409	-	409
Mutual funds	5,150	-	-	5,150
Investment in associate			3,265	3,265
Total	5,150	2,378	3,265	10,793

Derivative instrument

Under ASC 815-40, contracts that are not indexed to the Company’s own equity are classified as liabilities recorded at fair value, as such, the Company classifies the SEPA Agreement entered into (see Note 11A(5)) as a derivative instrument measured at fair value at each reporting period, as settlement provisions under this agreement are not indexed to the Company’s own equity.

Accounting for stock-based compensation

  M. Accounting for stock-based compensation

The Company accounts for share-based compensation under ASC 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, non-employee consultants and directors, including options and restricted share units (“RSUs”) based on the fair value of the awards on the date of grant. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The expense for share-based compensation cost is recognized over the requisite service period of each individual grant using the straight-line method for service-based awards. Forfeitures are accounted for as they occur.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 2 – Significant Accounting Policies (Cont.)

  M. Accounting for stock-based compensation (Cont.)

The Company calculates the fair value of RSUs based on the fair value on the closing trading price of the underlying shares at the date of grant and estimates the fair value of stock options granted using a Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock-price volatility and the expected option term (the time from the grant date until the options are exercised or expire).

The Company’s calculations of the expected volatility were based upon actual historical stock-price movements over the period, which was equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with ASC-718-10-S99, using the “simplified” method, and grants to non-employees were based on the contractual term. Historically, the Company has not paid dividends, and has no foreseeable plans to do so. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

Research and development expenses	N. Research and development expenses Research and development expenses are charged to the statements of operations as incurred.
Income taxes

  O. Income taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”), using the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized. As of December 31, 2024 and 2023, the Company recorded a full valuation allowance against its deferred tax assets.

The Company applies a more-likely-than-not recognition threshold to uncertain tax positions based on the technical merits of the income tax positions taken. The Company does not recognize a tax benefit unless it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit that is recorded for these positions is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of December 31, 2024 and 2023, no liability for unrecognized tax benefits was recorded due to immateriality.

Basic and diluted net loss per share

  P. Basic and diluted net loss per share

Basic net loss per share is computed based on the weighted-average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted-average number of shares outstanding during each year, plus the dilutive potential of the ordinary shares considered outstanding during the year, in accordance with ASC 260-10, “Earnings Per Share.”

All outstanding stock options, RSUs, prefunded-warrants and warrants were excluded from the calculation of the diluted loss per share for the years ended December 31, 2024, 2023 and 2022, because all such securities have an anti-dilutive effect.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 2 – Significant Accounting Policies (Cont.)

Leases

  Q. Leases

The Company accounts for leases in accordance with ASC 842 “Leases.” Arrangements that are determined to be operating leases at inception are recognized as right-of-use operating lease assets and lease liabilities in the balance sheets at lease commencement. The Company recognizes a lease liability at the present value of the lease payments to be made over the lease term, and concurrently recognizes a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The subsequent measurement depends on whether the lease is classified as a finance lease or an operating lease. During the reporting periods, the Company has only operating leases. Lease terms include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for operating leases are recognized on a straight-line basis over the lease term.

The Company has made a policy election not to capitalize leases with a term of 12 months or less. The Company made has also made a policy election to include lease and non-lease components as a single lease component.

Payments for variable lease costs are expensed as incurred and are not included in the operating lease right-of-use assets and lease liabilities.

In accordance with ASC 360-10, management reviews operating lease assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable based on estimated future undiscounted cash flows. If so indicated, an impairment loss would be recognized for the difference between the carrying amount of the asset and its fair value.

Investment in Associate at Fair Value

  R. Investment in Associate at Fair Value

The Company holds an equity investment of a privately-owned company, Onkai Inc. (“Onkai”), over which it has the ability to exercise significant influence, but not control. The investment was included as a non-current asset in the balance sheet as of December 31, 2024. The Company has elected the fair value option allowed by ASC 825, Financial Instruments, with respect to this investment because management believes this approach will better reflect the economics of its equity interest. Under the fair value option, the investment is remeasured at fair value (level 3) at each reporting period with changes in fair value, if any, recorded in the statement of operations.

As of December 31, 2024, management, based on fair value estimation, assessed the qualitative aspects of the equity investment and macroeconomic factors and determined that an impairment should be recognized in amount of $1.1 million.

Recently adopted accounting pronouncements

  S. Recently adopted accounting pronouncements

From time to time, new accounting pronouncements are issued by FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The ASU also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. The ASU is effective for the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, and subsequent interim periods, with early adoption permitted.

Accounting pronouncements not yet effective

  T. Accounting pronouncements not yet effective

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027 and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures, and the transition method.